UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8603

Name of Fund: Debt Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 02/28/2007

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments

Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                    Face
                                  Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.1%   $ 5,000,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (d)(k)                          $   5,862,500
                               7,500,000  L-3 Communications Corp., 3% due 8/01/2035 (d)(k)                               7,275,000
                               9,765,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                               8,593,200
                               8,120,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                              7,632,800
                                                                                                                      -------------
                                                                                                                         29,363,500
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.3%                700,000  Advanced Accessory Systems LLC, 10.75% due 6/15/2011                              707,000
                               3,150,000  Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                         2,610,547
                               2,700,000  Delco Remy International, Inc., 9.068% due 4/15/2009 (a)                        2,635,875
                               4,625,000  Exide Technologies, 10.50% due 3/15/2013 (d)                                    4,012,188
                               5,000,000  General Motors Acceptance Corp., 5.968% due 1/16/2007 (a)                       4,951,420
                               9,050,000  Metaldyne Corp., 11% due 6/15/2012                                              7,783,000
                                 925,000  Tenneco Automotive, Inc. Series B, 10.25% due 7/15/2013                         1,017,500
                               4,450,000  Venture Holdings Co. LLC, 12% due 6/01/2009 (i)                                         0
                               1,800,000  Venture Holdings Co. LLC Series B, 9.50% due 7/01/2005 (m)                          2,250
                                                                                                                      -------------
                                                                                                                         23,719,779
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 6.8%            5,000,000  Canadian Satellite Radio Holdings, Inc., 12.75% due 2/15/2014 (d)               4,975,000
                               1,100,000  LIN Television Corp. Series B, 6.50% due 5/15/2013                              1,020,250
                               2,800,000  Paxson Communications Corp., 8.318% due 1/15/2012 (a)(d)                        2,856,000
                               5,625,000  Paxson Communications Corp., 11.318% due 1/15/2013 (a)(d)                       5,688,281
                               3,235,000  Sinclair Broadcast Group, Inc. Class A, 4.875% due 7/15/2018 (k)                2,834,669
                              13,300,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                             12,568,500
                              10,000,000  Xm Satellite Radio, Inc., 9.649% due 5/01/2013 (a)(d)                           9,400,000
                               8,500,000  Xm Satellite Radio, Inc., 9.75% due 5/01/2014 (d)                               7,905,000
                               2,000,000  Young Broadcasting Inc., 10% due 3/01/2011                                      1,810,000
                                                                                                                      -------------
                                                                                                                         49,057,700
-----------------------------------------------------------------------------------------------------------------------------------
Cable -                          750,000  NTL Cable Plc, 8.75% due 4/15/2014                                                753,750
International - 1.2%           3,500,000  New Skies Satellites NV, 10.414% due 11/01/2011 (a)                             3,613,750
                               3,700,000  New Skies Satellites NV, 9.125% due 11/01/2012                                  3,959,000
                                                                                                                      -------------
                                                                                                                          8,326,500
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.1%            7,500,000  Adelphia Communications Corp., 6% due 2/15/2006 (k)(m)                             75,000
                               3,450,000  CSC Holdings, Inc., 7.25% due 7/15/2008                                         3,475,875
                               4,225,000  Cablevision Systems Corp. Series B, 9.62% due 4/01/2009 (a)                     4,489,063
                               3,750,000  Charter Communications Holdings LLC, 10% due 4/01/2009                          2,887,500
                               2,000,000  Charter Communications Holdings LLC, 11.75% due 1/15/2010                       1,330,000
                               2,000,000  Charter Communications Holdings LLC, 11.125% due 1/15/2011                      1,260,000
                                 725,000  Charter Communications Holdings LLC, 9.92% due 4/01/2011                          435,000
                               3,000,000  Charter Communications Holdings LLC, 10% due 5/15/2011                          1,800,000
                               2,500,000  Insight Midwest, LP, 9.75% due 10/01/2009                                       2,562,500
                               3,825,000  Intelsat Subsidiary Holding Co. Ltd., 9.614% due 1/15/2012 (a)                  3,877,594
                               3,375,000  Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                       3,387,656
                               4,800,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                      4,860,000
                               1,023,000  Loral Spacecom Corp., 14% due 10/15/2015 (b)                                    1,196,910
                               2,350,000  Mediacom Broadband LLC, 11% due 7/15/2013                                       2,479,250
                               3,875,000  Mediacom LLC, 9.50% due 1/15/2013                                               3,894,375
                              11,750,000  PanAmSat Holding Corp., 9.926% due 11/01/2014 (c)                               8,548,125
                              10,000,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (d)                       11,175,000
                              10,350,000  Zeus Special Subsidiary Ltd., 9.25% due 2/01/2015 (c)(d)                        7,477,875
                                                                                                                      -------------
                                                                                                                         65,211,722
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 8.8%               3,550,000  ArCo Chemical Co., 9.80% due 2/01/2020                                          4,260,000
                               4,000,000  Compass Minerals International, Inc. Series B, 12%                              3,680,000
                                          due 6/01/2013 (c)

Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                    Face
                                  Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 9,783,000  GEO Specialty Chemicals, Inc., 13.50% due 12/31/2009 (k)                    $   8,511,210
                               1,900,000  Huntsman International, LLC, 9.875% due 3/01/2009                               1,980,750
                               1,199,000  Huntsman International, LLC, 10.125% due 7/01/2009                              1,219,982
                               1,500,000  Innophos, Inc., 8.875% due 8/15/2014                                            1,526,250
                               2,400,000  Millennium America, Inc., 7.625% due 11/15/2026                                 2,070,000
                              18,000,000  Nova Chemicals Corp., 8.405% due 11/15/2013 (a)                                18,135,000
                              10,000,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                                   10,675,000
                               5,025,101  PCI Chemicals Canada, Inc., 10% due 12/31/2008                                  5,244,949
                               2,500,000  PolyOne Corp., 6.89% due 9/22/2008                                              2,375,000
                               2,612,000  Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                         2,820,960
                                 450,000  Rockwood Specialties Group, Inc., 7.50% due 11/15/2014                            447,750
                                                                                                                      -------------
                                                                                                                         62,946,851
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 1.6%    16,500,000  Simmons Co., 11.074% due 12/15/2009 (c)                                        11,591,250
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                     9,000,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                    8,640,000
Non-Durables - 1.6%            2,750,000  Levi Strauss & Co., 9.74% due 4/01/2012 (a)                                     2,842,812
                                                                                                                      -------------
                                                                                                                         11,482,812
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 3.9%       2,350,000  AMC Entertainment, Inc., 11% due 2/01/2016 (d)                                  2,538,000
                               2,000,000  Cadmus Communications Corp., 8.375% due 6/15/2014                               2,005,000
                               7,000,000  Houghton Mifflin Co., 12.031% due 5/15/2011 (a)(d)                              6,921,250
                               7,500,000  Liberty Media Corp., 0.75% due 3/30/2023 (k)                                    7,931,250
                               2,675,000  Muzak Holdings, LLC, 13% due 3/15/2010                                            441,375
                               3,875,000  NBC Acquisition Corp., 11% due 3/15/2013 (c)                                    2,712,500
                                 375,000  Universal City Florida Holding Co. I, 8.375% due 5/01/2010                        382,500
                               5,300,000  Universal City Florida Holding Co. I, 9.899% due 5/01/2010 (a)                  5,472,250
                                                                                                                      -------------
                                                                                                                         28,404,125
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &         3,000,000  Chaparral Energy, Inc., 8.50% due 12/01/2015 (d)                                3,037,500
Production - 2.0%              5,500,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                          5,362,500
                               6,000,000  Tronox Worldwide LLC, 9.50% due 12/01/2012 (d)                                  6,225,000
                                                                                                                      -------------
                                                                                                                         14,625,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.7%          6,150,000  Aventine Renewable Energy Holdings, Inc., 11.329% due 12/15/2011 (a)(d)         6,457,500
                               1,000,000  Dresser, Inc., 9.375% due 4/15/2011                                             1,035,000
                               2,045,000  Dresser-Rand Group, Inc., 7.375% due 11/01/2014                                 2,055,225
                               8,000,000  Ocean RIG ASA, 8.99% due 4/04/2011                                              7,960,000
                               6,950,000  SemGroup LP, 8.75% due 11/15/2015 (d)                                           7,054,250
                               2,000,000  VeraSun Energy Corp., 9.875% due 12/15/2012 (d)                                 2,150,000
                                                                                                                      -------------
                                                                                                                         26,711,975
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.0%               5,743,690  Archimedes Funding III Ltd., 5.50% due 11/29/2011 (a)(d)                        4,135,457
                               1,500,000  Investcorp SA, 7.54% due 10/21/2008                                             1,521,732
                               2,000,000  Pennant CBO Ltd., 13.43% due 3/14/2011                                          1,360,000
                                                                                                                      -------------
                                                                                                                          7,017,189
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.2%             1,000,000  Stripes Acquisition LLC, 10.625% due 12/15/2013 (d)                             1,085,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.2%            842,946  Archibald Candy Corp., 10% due 11/01/2007 (i)                                      53,687
                               1,175,000  Doane Pet Care Co., 10.75% due 3/01/2010                                        1,278,165
                                                                                                                      -------------
                                                                                                                          1,331,852
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 3.6%                  9,250,000  Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (a)(d)             9,666,250
                               1,250,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (d)                1,306,250
                               5,250,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                    5,617,500
                               2,000,000  Jacobs Entertainment, Inc., 11.875% due 2/01/2009                               2,122,500
                               3,275,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (d)            3,242,250

Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                    Face
                                  Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $   915,000  Penn National Gaming, Inc., 6.75% due 3/01/2015                             $     874,969
                               3,000,000  Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (d)                           3,116,250
                                                                                                                      -------------
                                                                                                                         25,945,969
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 4.3%             3,525,000  CDRV Investors, Inc., 9.75% due 1/01/2015 (c)                                   2,538,000
                               5,000,000  Cinacalcet Royalty Corp., 8% due 3/30/2017 (d)                                  5,281,250
                               3,525,000  Elan Finance Plc, 7.75% due 11/15/2011                                          3,436,875
                               4,825,000  Elan Finance Plc, 9.17% due 11/15/2011 (a)                                      4,885,313
                               5,000,000  Risperdal Consta Pharma, 7% due 1/01/2018                                       4,575,000
                               6,000,000  Tenet Healthcare Corp., 7.375% due 2/01/2013                                    5,550,000
                               1,400,000  VWR International, Inc., 8% due 4/15/2014                                       1,407,000
                               4,100,000  Vanguard Health Holding Co. I, LLC, 11.25% due 10/01/2015 (c)                   3,013,500
                                                                                                                      -------------
                                                                                                                         30,686,937
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 4.2%                 3,000,000  Compression Polymers Corp., 11.44% due 7/01/2012 (a)(d)                         3,075,000
                               1,300,000  Compression Polymers Corp., 10.50% due 7/01/2013 (d)                            1,352,000
                               3,190,000  Goodman Global Holding Co., Inc., 8.329% due 6/15/2012 (a)                      3,229,875
                               8,200,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                         8,036,000
                               2,500,000  Nortek, Inc., 8.50% due 9/01/2014                                               2,512,500
                               5,450,000  Ply Gem Industries, Inc., 9% due 2/15/2012                                      5,136,625
                               2,250,000  Stanley-Martin Communities LLC, 9.75% due 8/15/2015                             1,991,250
                               5,000,000  Technical Olympic USA, Inc., 8.25% due 4/01/2011 (d)                            4,887,500
                                                                                                                      -------------
                                                                                                                         30,220,750
-----------------------------------------------------------------------------------------------------------------------------------
Information                    6,950,000  Amkor Technology, Inc., 9.25% due 2/15/2008                                     7,297,500
Technology - 5.6%              1,000,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (k)                            1,160,000
                               4,725,000  Freescale Semiconductor, Inc., 7.818% due 7/15/2009 (a)                         4,819,500
                               1,375,000  MagnaChip Semiconductor SA, 8.579% due 12/15/2011 (a)                           1,364,687
                               1,050,000  MagnaChip Semiconductor SA, 8% due 12/15/2014                                     913,500
                               7,075,000  Sungard Data Systems, Inc., 9.125% due 8/15/2013 (d)                            7,419,906
                               3,825,000  Sungard Data Systems, Inc., 9.431% due 8/15/2013 (a)(d)                         4,025,813
                               4,818,000  Sungard Data Systems, Inc., 10.25% due 8/15/2015 (d)                            5,034,810
                               2,925,000  Telcordia Technologies, Inc., 10% due 3/15/2013 (d)                             2,756,812
                               5,075,000  Viasystems, Inc., 10.50% due 1/15/2011                                          5,125,750
                                                                                                                      -------------
                                                                                                                         39,918,278
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 3.3%                 6,600,000  Felcor Lodging LP, 9.57% due 6/01/2011 (a)                                      6,806,250
                               5,000,000  HRP Myrtle Beach Operations LLC, 9.829% due 4/01/2012 (a)(d)                    5,006,250
                               5,000,000  HRP Myrtle Beach Operations LLC, 12.50% due 4/01/2013 (d)                       5,012,500
                               5,000,000  HRP Myrtle Beach Holdings LLC, 14.50% due 4/01/2014                             5,081,250
                               2,000,000  True Temper Sports, Inc., 8.375% due 9/15/2011                                  1,870,000
                                                                                                                      -------------
                                                                                                                         23,776,250
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.2%           4,000,000  CPI Holdco, Inc., 10.561% due 2/01/2015 (a)                                     4,120,000
                               4,525,000  EaglePicher Inc., 9.75% due 9/01/2013 (i)                                       2,997,812
                               5,875,000  Invensys Plc, 9.875% due 3/15/2011 (d)                                          6,374,375
                               2,500,000  Propex Fabrics, Inc., 10% due 12/01/2012                                        2,350,000
                                                                                                                      -------------
                                                                                                                         15,842,187
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.8%           1,100,000  Aleris International, Inc., 9% due 11/15/2014                                   1,141,250
                               5,000,000  Indalex Holding Corp., 11.50% due 2/01/2014 (d)                                 5,250,000
                               8,500,000  James River Coal Co., 9.375% due 6/01/2012                                      8,776,250
                               4,550,000  RathGibson, Inc., 11.25% due 2/15/2014 (d)                                      4,879,875
                                                                                                                      -------------
                                                                                                                         20,047,375
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 1.4%               1,100,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                                 1,122,000
                               4,000,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (d)                         4,030,000
                               6,325,000  Wise Metals Group LLC, 10.25% due 5/15/2012                                     5,297,188
                                                                                                                      -------------
                                                                                                                         10,449,188
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 9.4%                   6,500,000  Abitibi-Consolidated, Inc., 8.829% due 6/15/2011 (a)                            6,516,250
                               9,725,000  Ainsworth Lumber Co. Ltd., 8.71% due 10/01/2010 (a)                             9,725,000

Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                    Face
                                  Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 8,000,000  Ainsworth Lumber Co. Ltd., 9.068% due 4/01/2013 (a)(d)                      $   7,940,000
                               2,150,000  Boise Cascade LLC, 7.943% due 10/15/2012 (a)                                    2,160,750
                                 900,000  Boise Cascade LLC, 7.125% due 10/15/2014                                          814,500
                               7,600,000  Bowater, Inc., 8.329% due 3/15/2010 (a)                                         7,676,000
                               3,775,000  Domtar, Inc., 7.125% due 8/15/2015                                              3,284,250
                               2,000,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                      2,010,000
                              13,625,000  JSG Funding Plc, 7.75% due 4/01/2015                                           12,466,875
                               8,000,000  NewPage Corp., 11.399% due 5/01/2012 (a)                                        8,700,000
                               4,725,000  NewPage Corp., 12% due 5/01/2013                                                5,055,750
                               1,600,000  Smurfit-Stone Container Enterprises, Inc., 8.375% due 7/01/2012                 1,512,000
                                                                                                                      -------------
                                                                                                                         67,861,375
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.6%                  6,000,000  Neiman-Marcus Group, Inc., 9% due 10/15/2015 (d)                                6,247,500
                               5,000,000  Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (d)                           5,262,500
                                                                                                                      -------------
                                                                                                                         11,510,000
-----------------------------------------------------------------------------------------------------------------------------------
Service - 3.8%                   250,000  Avis Budget Car Rental LLC, 7.576% due 5/15/2014 (a)(d)                           253,750
                               2,000,000  Buhrmann US, Inc., 7.875% due 3/01/2015                                         2,000,000
                               7,500,000  HydroChem Industrial Services, Inc., 9.25% due 2/15/2013 (d)                    7,462,500
                               3,000,000  Neff Rental LLC, 11.25% due 6/15/2012 (d)                                       3,315,000
                              14,825,000  United Rentals North America, Inc., 7.75% due 11/15/2013                       14,528,500
                                                                                                                      -------------
                                                                                                                         27,559,750
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.5%      5,000,000  ADC Telecommunications, Inc., 5.795% due 6/15/2013 (a)(k)                       4,856,250
                               7,500,000  Cincinnati Bell, Inc., 8.375% due 1/15/2014                                     7,575,000
                               2,600,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (d)                     2,684,500
                               7,900,000  Qwest Communications International, Inc., 8.67%
                                          due 2/15/2009 (a)
                                                                                                                          8,038,250
                               2,675,000  Qwest Corp., 8.579% due 6/15/2013 (a)                                           2,885,656
                               7,000,000  Time Warner Telecom Holdings, Inc., 9.17% due 2/15/2011 (a)                     7,105,000
                               6,000,000  Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                         6,397,500
                                                                                                                      -------------
                                                                                                                         39,542,156
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.8%          3,000,000  Progress Rail Services Corp., 7.75% due 4/01/2012 (d)                           3,300,000
                               2,500,000  Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012 (d)                        2,150,000
                                                                                                                      -------------
                                                                                                                          5,450,000
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.3%                 4,142,000  Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (k)                      4,618,330
                               3,375,000  Dynegy Holdings, Inc., 8.375% due 5/01/2016 (d)                                 3,358,125
                               1,425,000  Williams Cos., Inc., 8.625% due 6/01/2010                                       1,503,375
                                                                                                                      -------------
                                                                                                                          9,479,830
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                       2,500,000  iPCS Escrow Co., 11.50% due 5/01/2012                                           2,850,000
Communications - 1.6%          1,600,000  Rural Cellular Corp., 9.41% due 3/15/2010 (a)                                   1,632,000
                               6,600,000  US Unwired, Inc., 9.579% due 6/15/2010 (a)                                      6,765,000
                                                                                                                      -------------
                                                                                                                         11,247,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Corporate Bonds (Cost - $723,088,166) - 98.9%                           710,412,303
-----------------------------------------------------------------------------------------------------------------------------------

                                          Floating Rate Loan Interests**
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.1%                3,000,000  Delta Air Lines Term Loan B, 11.01% due 3/16/2008                               3,047,412
                               3,000,000  Delta Air Lines Term Loan B, 13.51% due 3/16/2008                               3,086,025
                                 250,000  United Air Lines Delay Draw Term Loan, 8.875% due 2/01/2012                       253,813
                               1,750,000  United Air Lines Term Loan B, 8.625% due 2/01/2012                              1,776,687
                                                                                                                      -------------
                                                                                                                          8,163,937
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.4%              7,775,042  Delphi Automotive Systems Term Loan B, 13.50% due 6/14/2011                     8,074,381
                               1,685,185  Intermet Corp. Letter of Credit, 8.49% due 11/08/2010                           1,558,796
                               4,814,815  Intermet Corp. Term Loan B, 9.87% due 11/08/2010                                4,477,778
                               2,185,236  Tenneco Automotive, Inc. Term Loan B, 7.19% due 12/12/2010                      2,204,084
                                 959,936  Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit, 7.052%
                                          due 12/12/2010                                                                    968,215
                                                                                                                      -------------
                                                                                                                         17,283,254
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                    Face
                                  Amount  Floating Rate Loan Interests**                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.8%          $10,000,000  Adelphia Communications Corp. Term Loan B, 10% due 6/30/2009                $   9,745,830
                               4,310,344  Cebridge Connections Term Loan B, 7.319% due 11/05/2013                         4,293,025
                               7,000,000  Century Cable Holdings LLC, Discretionary Term Loan, 10% due 12/31/2009         6,813,660
                              20,000,000  Charter Communications, Inc. Term Loan B, 7.776% due 4/28/2013                 20,116,956
                               7,820,000  Insight Midwest Holdings LLC Term Loan C, 7% due 12/31/2009                     7,867,984
                               6,000,000  Olympus Cable Holdings LLC Term Loan B, 10% due 9/30/2010                       5,856,426
                               1,500,000  Olympus Cable Holdings LLC Tranche 2 Term Loan A, 9.25% due 6/30/2010           1,457,461
                                                                                                                      -------------
                                                                                                                         56,151,342
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%               2,876,190  Huntsman ICI Holdings Term Loan B, 6.831% due 8/16/2012                         2,880,910
                               3,168,000  Rockwood Specialties Group, Inc. Tranche D Term Loan, 7.126% due 12/10/2012     3,193,987
                              10,000,000  Wellman, Inc. Second Lien Term Loan, 11.899% due 2/10/2010                     10,229,690
                                                                                                                      -------------
                                                                                                                         16,304,587
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &         1,250,000  MEG Energy Corp. Term Loan B, 7% due 4/03/2013                                  1,261,086
Production - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 1.6%            377,915  Dresser, Inc. Term Loan C, 7.60% due 4/10/2009                                    383,584
                               2,500,000  Dresser, Inc. Term Loan Unsecured, 8.65% due 2/25/2010                          2,556,250
                               6,000,000  Scorpion Drilling Ltd. Second Lien Term Loan, 12.581% due 5/05/2015             6,240,000
                               2,000,000  Scorpion Drilling Ltd. Second Lien Term Loan, 12.581% due 5/05/2015             2,080,000
                                                                                                                      -------------
                                                                                                                         11,259,834
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.8%               3,000,000  JG Wentworth Manufacturing Term Loan, 8.545% due 4/12/2011                      3,039,375
                               3,000,000  JG Wentworth Manufacturing Term Loan, 8.545% due 4/14/2011                      3,039,375
                                                                                                                      -------------
                                                                                                                          6,078,750
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.1%          1,000,000  Bolthouse Farms, Inc. Second Lien Term Loan, 10.37% due 12/01/2013              1,022,500
                               2,860,000  Commonwealth Brands Term Loan, 7.438% due 12/22/2012                            2,881,092
                                 465,116  Dole Food Co., Inc. Letter of Credit, 4.92% due 4/12/2013                         462,754
                               1,046,512  Dole Food Co., Inc. Term Loan B, 6.875%-8.75% due 4/12/2013                     1,041,197
                               3,488,372  Dole Food Co., Inc. Term Loan C, 6.875%-8.75% due 4/04/2013                     3,470,658
                               6,000,000  QCE LLC Second Lien Term Loan, 10.938% due 10/24/2013                           6,008,748
                                                                                                                      -------------
                                                                                                                         14,886,949
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.3%                 4,672,338  Headwaters, Inc. Term Loan B-1, 7.08% due 4/30/2011                             4,701,540
                               2,157,110  LNR Property Corp. Tranche B Term Loan, 8.04%-8.08% due 2/03/2008               2,161,830
                              10,000,000  Stile U.S. Acquisition Corp. Bridge Loan, 11% due 4/06/2015                     9,887,500
                                                                                                                      -------------
                                                                                                                         16,750,870
-----------------------------------------------------------------------------------------------------------------------------------
Information                    3,960,000  Activant Solutions Term Loan B, 7.188% due 5/02/2013                            3,973,614
Technology - 1.4%              3,071,250  Fidelity National Information Solutions, Inc. Term Loan B, 6.83%
                                          due 3/09/2013                                                                   3,079,647
                               3,341,250  Telcordia Technologies, Inc. Term Loan, 7.668%-7.727% due 9/15/2012             3,337,768
                                                                                                                      -------------
                                                                                                                         10,391,029
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.7%           5,000,000  Invensys International Holdings Ltd. Second Lien Term Loan, 9.431%
                                          due 12/04/2009                                                                  5,075,000
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.2%           1,989,474  Euramax International Plc Second Lien Term Loan, 12% due 6/29/2013              2,019,316

Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                    Face
                                  Amount  Floating Rate Loan Interests**                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 2,551,265  Euramax International Plc Tranche 3 Term Loan B, 7.688% due 6/29/2012       $   2,575,183
                               4,010,526  Euramax International Plc Tranche 4 Second Lien Term Loan, 12%
                                          due 6/29/2013                                                                   4,070,684
                                                                                                                      -------------
                                                                                                                          8,665,183
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 1.8%               4,285,714  Anchor Glass Container Corp. Term Loan B, 7.309% due 5/03/2013                  4,296,429
                               2,000,000  Graham Packaging Co. LP Second Lien Term Loan, 9.25% due 4/07/2012              2,040,834
                               6,774,814  Owens-Illinois Group, Inc. Tranche Term Loan C, 6.78% due 4/01/2008             6,779,050
                                                                                                                      -------------
                                                                                                                         13,116,313
-----------------------------------------------------------------------------------------------------------------------------------
Service - 0.9%                 2,160,000  Waste Services, Inc. Term Loan B, 8.09%-8.34% due 3/31/2011                     2,184,300
                               3,920,000  Waste Services, Inc. Term Loan B, 8.33%-8.34% due 3/31/2011                     3,971,450
                                                                                                                      -------------
                                                                                                                          6,155,750
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                   7,000,072  Acme Metals, Inc. Term Loan, 11.75%-12% due 12/01/2005 (m)                              0
                                 711,758  Acme Metals, Inc. Term Loan, 12.25% due 12/01/2005 (m)                                  0
                                                                                                                      -------------
                                                                                                                                  0
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.6%      3,161,871  Winstar Communications Debtor In Possession, 6.366% due 12/31/2006 (i)          4,658,489
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.5%                 2,000,000  Calpine Corp. Delay Draw Term Loan, 8.979% due 12/20/2007                       2,036,666
                               5,000,000  Covanta Energy Corp. Second Lien Term Loan, 10.47%-10.581% due 6/24/2013        5,112,500
                               1,500,000  El Paso Corp. Deposit Account, 4.29% due 11/23/2009                             1,510,104
                               1,940,000  El Paso Corp. Term Loan, 7.75% due 11/23/2009                                   1,953,877
                                                                                                                      -------------
                                                                                                                         10,613,147
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                       5,500,000  Centennial Cellular Operating Co. Term Loan, 7.21%-7.57% due 2/09/2011          5,541,250
Communications - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Floating Rate Loan Interests (Cost - $210,608,166) - 29.5%              212,356,770
-----------------------------------------------------------------------------------------------------------------------------------

                                  Shares
                                    Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.6%              142,475  Loral Space & Communications Ltd. (j)                                           3,989,300
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                 339,340  GEO Specialty Chemicals, Inc. (j)                                                 678,680
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.3%                  35,000  Preferred Term Securities VI (d)                                                2,307,550
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.5%          1,428,423  Viskase Cos., Inc. (j)                                                          3,592,484
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%             173,918  New World Pasta Co. (l)                                                         1,243,514
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.0%                    27,787  Lodgian, Inc. (j)                                                                 319,828
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 1.1%             724,291  ACP Holding Co. (j)                                                             1,158,866
                                 286,757  Medis Technologies Ltd. (j)                                                     6,950,990
                                                                                                                      -------------
                                                                                                                          8,109,856
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                     211,149  Western Forest Products, Inc. Restricted Shares (j)                               329,875
-----------------------------------------------------------------------------------------------------------------------------------
Service - 0.5%                    90,876  Outsourcing Solutions, Inc. (j)                                                 3,816,782
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                      41,149  Acme Package Corp. Senior Holdings (j)(l)                                               0
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks (Cost - $26,722,494) - 3.4%                                24,387,869
-----------------------------------------------------------------------------------------------------------------------------------

                                          Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%                200,000  General Motors Corp. Series C, 6.25% (k)                                        3,998,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%                    2  Paxson Communications Corp., 9.75% (b)(d)(k)                                       12,390
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.2%                5,000  Adelphia Communications Corp. Series B, 13% (j)                                     1,250
                                   8,956  Loral Spacecom Corp. Series A, 12%                                              1,773,288
                                                                                                                      -------------
                                                                                                                          1,774,538
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Preferred Stocks (Cost - $7,130,961) - 0.8%                               5,784,928
-----------------------------------------------------------------------------------------------------------------------------------

                                          Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%               15,000  Sirius Satellite Radio, Inc. (expires 5/15/2009)                                    6,750
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.
Schedule of Investments asf May 31, 2006                       (in U.S. dollars)

                                  Shares
                                    Held  Warrants (h)                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%             128,828  New World Pasta Co. Series A (expires 12/07/2010) (l)                       $     347,836
                                 143,142  New World Pasta Co. Series B (expires 12/07/2010) (l)                             271,970
                                                                                                                      -------------
                                                                                                                            619,806
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%               126,761  HealthSouth Corp. (expires 1/16/2014)                                             221,832
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%             652,739  ACP Holding Co. (expires 9/30/2013)                                             1,044,382
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                          17  Cellu Tissue Holdings, Inc. Series A (expires 9/28/2011)                                0
                                   7,000  MDP Acquisitions Plc (expires 10/01/2013)                                          70,000
                                                                                                                      -------------
                                                                                                                             70,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                           1,325  American Tower Corp. (expires 8/01/2008)                                          577,657
Communications - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Warrants (Cost - $1,490,560) - 0.4%                                       2,540,427
-----------------------------------------------------------------------------------------------------------------------------------

                              Beneficial
                                Interest  Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.0%            $ 3,614,601  Cambridge Industries, Inc. (Litigation Trust Certificates) (j)                          0
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.1%            9,500,000  Pegasus Satellite Communications, Inc. (Litigation Trust Certificates) (j)        938,125
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Other Interests (Cost - $1,440,678) - 0.1%                                  938,125
-----------------------------------------------------------------------------------------------------------------------------------

                                          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                  15,935  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 4.85% (f)(g)              15,935
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities (Cost - $15,935) - 0.0%                                15,935
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $970,496,960*) - 133.1%                             956,436,357

                                          Liabilities in Excess of Other Assets - (33.1%)                              (237,769,502)
                                                                                                                      -------------
                                          Net Assets - 100.0%                                                         $ 718,666,855
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 970,754,900
                                                                  =============
      Gross unrealized appreciation                               $  33,691,657
      Gross unrealized depreciation                                 (48,010,200)
                                                                  -------------
      Net unrealized depreciation                                 $ (14,318,543)
                                                                  =============

** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(a)   Floating rate note.
(b) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                              $15,935         $34,651
      --------------------------------------------------------------------------

(g)   Represents the current yield as of 5/31/2006.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(j)   Non-income producing security.
(k)   Convertible security.

Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

(l) Restricted securities as to resale, representing 0.3% of net assets, were as follows:

        ----------------------------------------------------------------------------------------------------------------
                                                                             Acquisition
        Issue                                                                    Date            Cost           Value
        ----------------------------------------------------------------------------------------------------------------
        Acme Package Corp. Senior Holdings                                    11/25/2002               --             --
        New World Pasta Co.                                                    5/19/2006     $  4,580,411    $ 1,243,514
        New World Pasta Co. Series A (expires 12/07/2010)                      5/19/2006          347,836        347,836
        New World Pasta Co. Series B (expires 12/07/2010)                      5/19/2006          271,970        271,970
        ----------------------------------------------------------------------------------------------------------------
        Total                                                                                $  5,200,217    $ 1,863,320
                                                                                             ===========================

(m) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity and is non-income producing.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of May 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                   Notional         Unrealized
                                                                                    Amount         Appreciation
      ---------------------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp.
      and receive 5%

      Broker, Citibank N.A.
      Expires December 2006                                                       $ 8,000,000        $  411,736

      Sold credit default protection on General Motors Corp.
      and receive 5%

      Broker, Lehman Brothers Special Finance
      Expires December 2006                                                       $ 7,000,000           412,769
      ---------------------------------------------------------------------------------------------------------
      Total                                                                                          $  824,505
                                                                                                     ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Debt Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Debt Strategies Fund, Inc.

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Debt Strategies Fund, Inc.

Date: July 21, 2006


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke
    Chief Financial Officer
    Debt Strategies Fund, Inc.

Date: July 21, 2006